Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2015	Dec. 31, 2014
2015	$ 566,300
Drillship building contracts
2015		566,300
2016		498,200
2017		864,400
Total		1,928,900
Total obligations
2015		566,300
2016		498,200
2017		864,400
Total		$ 1,928,900